UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Report for the Calendar Year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Tetrem Capital Management Ltd.
Address: 1450, 201 Portage Avenue,
Winnipeg, MB, R3B 3K6, Canada

Form 13F File Number: 28-12813
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Junior Damianidis
Title: Vice-President, Finance and Operations
Phone: 1.204.975.2876

Junior Damianidis		Winnipeg, Manitoba, Canada November 13, 2008
(Signature)			(City, State)		   Date

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information Table Value Total: 4,024,232
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



"None"


Tetrem Capital Management Ltd.
Form 13F
09/30/2008


BANK OF MONTREAL       Common 063671101  735    16000    SHS Sole None   16000
BANK OF NOVA SCOTIA    Common 064149107  117107 2439732  SHS Sole None   2439732
BARRICK GOLD CORP      Common 067901108  258460 6632280  SHS Sole None   6632280
BCE INC                Common 05534B760  58016  1580821  SHS Sole None   1580821
BROOKFIELD ASSET MANAG ClassA 112585104  726    25312    SHS Sole None   25312
CAE INC                Common 124765108  51     6000     SHS Sole None   6000
CAMECO CORP            Common 13321L108  40687  1764400  SHS Sole None   1764400
CAN IMPERIAL BK OF COM Common 136069101  123626 2024000  SHS Sole None   2024000
CANADIAN NATIONAL RAIL Common 136375102  123933 2440577  SHS Sole None   2440577
CANADIAN NATURAL RESOU Common 136385101  148173 2029768  SHS Sole None   2029768
CANADIAN PACIFIC RAILW Common 13645T100  52744  924200   SHS Sole None   924200
CELESTICA INC          Common 15101Q108  55268  8298470  SHS Sole None   8298470
ENBRIDGE INC           Common 29250N105  630    16000    SHS Sole None   16000
ENCANA CORP            Common 292505104  276275 4065253  SHS Sole None   4065253
GOLDCORP INC           Common 380956409  183921 5495100  SHS Sole None   5495100
IMPERIAL OIL LTD       Common 453038408  216996 4760782  SHS Sole None   4760782
MANULIFE FINANCIAL COR Common 56501R106  105077 2744950  SHS Sole None   2744950
METHANEX CORP          Common 59151K108  40244  1930185  SHS Sole None   1930185
NEXEN INC              Common 65334H102  34343  1390400  SHS Sole None   1390400
PETRO-CANADA           Common 71644E102  204431 5774889  SHS Sole None   5774889
POTASH CORP            Common 73755L107  20696  150000   SHS Sole None   150000
PRECISION DRILLING TRU Common 740215108  123964 7083676  SHS Sole None   7083676
ROYAL BANK OF CANADA   Common 780087102  226788 4490856  SHS Sole None   4490856
SHAW COMMUNICATIONS IN ClassB 82028K200  26137  1213400  SHS Sole None   1213400
SUNCOR ENERGY INC      Common 8677229106 98916  2248100  SHS Sole None   2248100
SUN LIFE FINANCIAL INC Common 866796105  100248 2694831  SHS Sole None   2694831
TALISMAN ENERGY INC    Common 87425E103  187121 12458150 SHS Sole None   1245815
TECK COMINCO LTD CLASS ClassB 878742204  122320 4047636  SHS Sole None   4047636
TELUS CORPORATION -NON Common 87971M202  103    2648     SHS Sole None   2648
TORONTO-DOMINION BANK  Common 891160509  230920 3603628  SHS Sole None   3603628
TRANSCANADA CORP       Common 89353D107  51591  1351607  SHS Sole None   1351607
ACCENTURE LTD- CL A    ClassA G1150G111  16691  726700   SHS Sole None   726700
ALCOA INC.             Common 013817101  11981  530600   SHS Sole None   530600
ANADARKO PETROLEUM COR Common 032511107  22014  489150   SHS Sole None   489150
APOLLO GROUP INC       Common 037604105  16529  299660   SHS Sole None   299660
APPLE INC              Common 037833100  15781  66050    SHS Sole None   66050
APPLIED MATERIALS INC  Common 038222105  28064  1130900  SHS Sole None   1130900
BARRICK GOLD           Common 067901108  18679  508400   SHS Sole None   508400
BERKSHIRE HATHAWAY INC Common 084670207  4      1        SHS Sole None   1
BOEING CO              ClassB 097023105  26504  462150   SHS Sole None   462150
CANON INC. SPONSORED A Common 138006309  23953  634525   SHS Sole None   634525
CHEVRON CORPORATION    Common 166764100  35099  425550   SHS Sole None   425550
CHUBB CORP             Sponso 171232101  329    6000     SHS Sole None   6000
CISCO SYSTEMS          Common 17275R102  17989  797400   SHS Sole None   797400
CSX CORP               Common 126408103  327    6000     SHS Sole None   6000
EBAY INC               Common 278642103  26565  1187000  SHS Sole None   1187000
ESTEE LAUDER COMPANIES Common 518439104  32465  650468   SHS Sole None   650468
EXXON MOBIL CORP       Common 30231G102  34702  446850   SHS Sole None   446850
GENERAL ELECTRIC CO    Common 369604103  28673  1124450  SHS Sole None   1124450
HALLIBURTON CO         Common 406216101  21235  655600   SHS Sole None   655600
HARLEY-DAVIDSON INC    Common 412822108  16695  447600   SHS Sole None   447600
HARTFORD FINANCIAL SVC Common 416515104  9456   230700   SHS Sole None   230700
INGERSOLL-RAND CO LTD  Common G4776G101  62     2000     SHS Sole None   2000
JOHNSON & JOHNSON      Common 478160104  44828  647050   SHS Sole None   647050
JPMORGAN CHASE & CO    Common 46625H100  33143  709700   SHS Sole None   709700
K-TEL INTERNATIONAL IN ClassA 482724309  1      21000    SHS Sole None   21000
MCDONALD'S CORP        Common 580135101  123    2000     SHS Sole None   2000
MERCK & CO. INC.       Common 589331107  38784  1228900  SHS Sole None   1228900
MICROSOFT CORPORATION  Common 594918104  35379  1325550  SHS Sole None   1325550
NABORS INDUSTRIES LTD  Common G6359F103  17751  712300   SHS Sole None   712300
NEWMONT MINING CORP    Common 651639106  20938  540200   SHS Sole None   540200
NOKIA CORP - SPON ADR  Common 654902204  15305  820625   SHS Sole None   820625
NORDSTROM INC          Common 655664100  8090   280700   SHS Sole None   280700
QUALCOMM INC           Common 747525103  8435   196300   SHS Sole None   196300
SCHLUMBERGER LTD       Common 806857108  34156  437392   SHS Sole None   437392
SONY CORP ADR          Sponso 835699307  33161  1074200  SHS Sole None   1074200
SPECTRA ENERGYCORP     Common 847560109  10510  441600   SHS Sole None   441600
STATE STREET CORP      Common 857477103  16546  290900   SHS Sole None   290900
THE WALT DISNEY CO.    Common 254687106  138    4500     SHS Sole None   4500
TRANSOCEAN INC         Common G90073100  22337  203362   SHS Sole None   203362
WELLPOINT HEALTH NETWO Common 94973V107  21332  456112   SHS Sole None   456112
WELLS FARGO & COMPANY  Common 949746101  13372  356300   SHS Sole None   356300
XTO ENERGY INC.        Common 98385x106  15854  340800   SHS Sole None   340800